Share-based payments - Charges for Share-based Incentive Plans (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of share based payments [abstract]
Share-based payments	£ 99.6	£ 74.4	£ 66.0